UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2015

Date of reporting period:	6/30/2014

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 99.0%
Australia — 6.9%
Australand Property Group, REIT	1,416,500	$5,930,467
CFS Retail Property Trust Group, REIT	7,325,025	14,090,571
Charter Hall Office, REIT (Escrow Shares)*	590,800	—
Charter Hall Retail, REIT	1,875,498	6,861,794
Dexus Property Group, REIT	25,470,899	26,659,781
Federation Centres Ltd., REIT	6,932,200	16,276,453
Goodman Group, REIT	6,367,285	30,320,405
GPT Group, REIT	7,996,570	28,955,048
Investa Office Fund, REIT	3,561,630	11,418,710
Mirvac Group, REIT	13,786,856	23,205,599
Scentre Group, REIT*	7,756,336	23,404,314
Stockland, REIT	3,730,500	13,648,600
Westfield Corp., REIT	6,224,989	41,969,516

		242,741,258

Austria — 0.4%
CA Immobilien Anlagen AG*(a)	775,858	14,713,999

Brazil — 0.2%
BR Malls Participacoes SA	224,256	1,908,130
Multiplan Empreendimentos Imobiliarios SA	169,961	3,969,218

		5,877,348

Canada — 1.5%
Boardwalk Real Estate Investment Trust, REIT	302,460	18,498,233
Brookfield Canada Office Properties, REIT	243,509	6,287,122
Canadian Apartment Properties Real Estate Investment Trust, REIT	259,405	5,557,376
Chartwell Retirement Residences, REIT	699,369	7,104,784
RioCan Real Estate Investment Trust, REIT	531,150	13,594,214

		51,041,729

Finland — 0.2%
Sponda Oyj	1,579,442	8,434,648

France — 1.8%
Fonciere des Regions, REIT	241,935	26,230,882
ICADE, REIT	136,287	14,612,176
Klepierre, REIT	459,817	23,431,589

		64,274,647

Germany — 2.0%
Alstria Office REIT AG, REIT*	1,276,558	16,906,571
Deutsche Annington Immobilien SE	302,152	8,891,204
Deutsche Wohnen AG	524,867	11,319,533
GAGFAH SA*	944,525	17,194,934
LEG Immobilien AG*	195,694	13,182,482
Prime Office AG, REIT*	971,291	4,524,623

		72,019,347

Hong Kong — 9.2%
Cheung Kong Holdings Ltd.	1,998,776	35,460,325
Hang Lung Properties Ltd.	4,522,469	13,945,991
Henderson Land Development Co. Ltd.	5,361,300	31,370,633
Hongkong Land Holdings Ltd.	6,412,000	42,768,040
Hysan Development Co. Ltd.	1,334,000	6,247,961
Kerry Properties Ltd.	1,239,000	4,332,280
Link (The), REIT	2,291,000	12,326,422
Sino Land Co. Ltd.	16,727,800	27,540,092
Sun Hung Kai Properties Ltd.	8,772,935	120,324,498

Swire Properties Ltd.	1,453,800	4,248,628
Wharf Holdings Ltd. (The)	3,026,000	21,786,076
Wheelock & Co. Ltd.	1,131,000	4,720,769

		325,071,715

Ireland — 0.6%
Green REIT PLC*	8,455,784	14,241,564
Hibernia Reit PLC*	5,308,886	8,069,100

		22,310,664

Japan — 15.9%
Activia Properties, Inc., REIT	910	8,003,652
Aeon Mall Co. Ltd.	1,107,370	29,174,972
AEON REIT Investment Corp., REIT(a)	6,949	9,136,832
Daito Trust Construction Co. Ltd.	76,000	8,934,998
Daiwa House Industry Co. Ltd.	2,271,000	47,076,650
Daiwa House REIT Investment Corp., REIT	1,330	5,881,645
GLP J-REIT, REIT	15,157	16,966,624
Hulic Co. Ltd.	720,600	9,496,086
Hulic REIT, Inc., REIT*	3,053	4,848,998
Industrial & Infrastructure Fund Investment Corp., REIT	210	1,880,164
Japan Excellent, Inc., REIT	875	1,162,578
Japan Logistics Fund, Inc., REIT	650	1,541,829
Japan Real Estate Investment Corp., REIT	1,496	8,712,699
Japan Retail Fund Investment Corp., REIT	4,538	10,204,397
Kenedix Office Investment Corp., REIT	819	4,454,558
Mitsubishi Estate Co. Ltd.	4,736,780	116,940,790
Mitsui Fudosan Co. Ltd.	4,327,339	145,917,675
Nippon Building Fund, Inc., REIT	1,262	7,374,799
Nippon Prologis REIT, Inc., REIT	6,263	14,602,642
Nomura Real Estate Holdings, Inc.	360,200	6,816,084
NTT Urban Development Corp.	1,039,400	11,696,520
Orix JREIT, Inc.	1,223	1,714,289
Sumitomo Realty & Development Co. Ltd.	1,388,952	59,599,964
Tokyo Tatemono Co. Ltd.	1,092,000	10,100,232
Tokyu Fudosan Holdings Corp.	1,202,400	9,483,417
United Urban Investment Corp., REIT	4,697	7,580,667

		559,303,761

Mexico — 0.3%
Prologis Property Mexico SA De CV*	5,600,457	11,892,904

Netherlands — 3.5%
Corio NV, REIT	193,636	9,889,940
Eurocommercial Properties NV, REIT	312,483	15,412,348
Unibail-Rodamco SE	291,545	84,812,728
Wereldhave NV, REIT	130,667	12,148,828

		122,263,844

Norway — 0.1%
Norwegian Property ASA*	2,964,683	3,649,153

Singapore — 3.8%
Ascendas Real Estate Investment Trust, REIT	9,324,000	17,198,813
Cache Logistics Trust, REIT	5,241,000	5,022,853
CapitaLand Ltd.	7,347,000	18,855,080
CapitaMall Trust, REIT	7,550,000	11,958,657
CapitaRetail China Trust	1,440,000	1,709,199
Keppel Land Ltd.	600	1,626
Keppel REIT, REIT	22,339,800	22,932,829
Mapletree Commercial Trust, REIT	12,414,000	13,639,570
Mapletree Industrial Trust, REIT	14,629,800	16,778,101
Suntec Real Estate Investment Trust, REIT	17,572,000	25,507,515

		133,604,243

Sweden — 1.2%
Atrium Ljungberg AB (Class B Stock)	890,960	14,534,747
Fabege AB	883,175	12,497,728
Hufvudstaden AB (Class A Stock)	992,986	13,940,192

		40,972,667

Switzerland — 0.5%
PSP Swiss Property AG*	197,278	18,575,454

United Kingdom — 5.3%
Atrium European Real Estate Ltd.*	1,420,129	8,486,160
Big Yellow Group PLC, REIT	847,808	7,196,618
British Land Co. PLC, REIT	3,829,806	46,043,927
Great Portland Estates PLC, REIT	2,071,445	22,830,137
Hammerson PLC, REIT	3,690,726	36,634,397
Land Securities Group PLC, REIT	2,657,526	47,117,965
Segro PLC, REIT	3,302,034	19,507,498

		187,816,702

United States — 45.6%
Alexandria Real Estate Equities, Inc., REIT	350,691	27,227,649
American Campus Communities, Inc., REIT	573,410	21,927,198
AvalonBay Communities, Inc., REIT	374,684	53,276,318
Aviv REIT, Inc., REIT	587,794	16,558,157
Boston Properties, Inc., REIT	629,303	74,371,029
Brixmor Property Group, Inc., REIT	296,512	6,804,950
Camden Property Trust, REIT	422,262	30,043,941
Cedar Realty Trust, Inc., REIT	1,695,110	10,594,437
Chesapeake Lodging Trust, REIT	891,029	26,935,807
Columbia Property Trust, Inc., REIT	534,947	13,913,971
Corporate Office Properties Trust, REIT	146,742	4,080,895
CubeSmart, REIT	716,410	13,124,631
DDR Corp., REIT(a)	1,796,463	31,671,643
Digital Realty Trust, Inc., REIT(a)	203,863	11,889,290
Duke Realty Corp., REIT	2,071,906	37,625,813
Empire State Realty Trust, Inc., REIT (Class A Stock)(a)	2,187,887	36,100,135
Equity Residential, REIT	191,685	12,076,155
Essex Property Trust, Inc., REIT	134,794	24,924,759
Excel Trust, Inc., REIT	1,459,356	19,453,215
Extra Space Storage, Inc., REIT	156,950	8,357,588
First Industrial Realty Trust, Inc., REIT	81,488	1,535,234
First Potomac Realty Trust, REIT	1,694,560	22,232,627
Forest City Enterprises, Inc. (Class A Stock)*	1,008,828	20,045,412
General Growth Properties, Inc., REIT	2,390,954	56,330,876
Glimcher Realty Trust, REIT	2,508,629	27,168,452
HCP, Inc.	210,550	8,712,559
Health Care REIT, Inc., REIT	437,110	27,393,684
Healthcare Realty Trust, Inc., REIT(a)	691,944	17,589,216
Healthcare Trust Of America, Inc.	990,527	11,925,945
Hersha Hospitality Trust, REIT	1,297,329	8,705,078
Hilton Worldwide Holdings, Inc.*	1,024,852	23,879,052
Host Hotels & Resorts, Inc., REIT	2,743,336	60,380,825
Hudson Pacific Properties, Inc., REIT	1,324,428	33,561,006
Kilroy Realty Corp., REIT	343,784	21,410,868
Lexington Realty Trust, REIT	1,640,476	18,061,641
LTC Properties, Inc., REIT	164,094	6,406,230
Macerich Co. (The), REIT	521,945	34,839,829
Mack-Cali Realty Corp., REIT	1,212,704	26,048,882
Physicians Realty Trust, REIT	1,385,217	19,933,273
Post Properties, Inc., REIT	792,230	42,352,616
ProLogis, Inc., REIT	1,646,611	67,659,246
Public Storage, REIT(a)	439,243	75,264,288
Regency Centers Corp., REIT	613,398	34,154,001
Simon Property Group, Inc., REIT(a)	1,014,131	168,629,703
SL Green Realty Corp., REIT	172,078	18,827,054
Sovran Self Storage, Inc., REIT	224,371	17,332,660
Spirit Realty Capital, Inc., REIT	2,435,783	27,670,495
STAG Industrial, Inc., REIT	758,195	18,204,262
Starwood Hotels & Resorts Worldwide, Inc.	225,425	18,218,848

Strategic Hotels & Resorts, Inc., REIT*	2,687,140	31,466,409
UDR, Inc., REIT	1,804,073	51,650,610
Ventas, Inc., REIT(a)	1,070,225	68,601,422
Vornado Realty Trust, REIT	393,061	41,951,401

		1,609,101,285

TOTAL COMMON STOCKS (cost $2,951,007,086)		3,493,665,368

PREFERRED STOCK
Sweden
Klovern AB (PRFC) (cost $846,511)	42,099	1,023,877

	Units
WARRANTS
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	731,077	954,596

TOTAL LONG-TERM INVESTMENTS (cost $2,951,853,597)		3,495,643,841

SHORT-TERM INVESTMENT — 2.1%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $73,203,822; includes $55,398,025 of cash collateral received for securities on loan)(b)(c)	73,203,822	73,203,822

TOTAL INVESTMENTS — 101.1% (cost $3,025,057,419)(d)		3,568,847,663
Liabilities in excess of other assets — (1.1)%		(39,048,397)

NET ASSETS — 100.0%		$3,529,799,266

The following abbreviations are used in the portfolio descriptions:

PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,847,044; cash collateral of $55,398,025 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,080,876,546

Appreciation	493,767,250
Depreciation	(5,796,133)

Net Unrealized Appreciation	$487,971,117

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$65,373,830	$177,367,428	$—
Austria	—	14,713,999	—
Brazil	5,877,348	—	—
Canada	51,041,729	—	—
Finland	—	8,434,648	—
France	—	64,274,647	—
Germany	30,322,398	41,696,949	—
Hong Kong	42,768,040	282,303,675	—
Ireland	22,310,664	—	—
Japan	9,136,832	550,166,929	—
Mexico	11,892,904	—	—
Netherlands	—	122,263,844	—
Norway	3,649,153	—	—
Singapore	—	133,604,243	—
Sweden	14,534,747	26,437,920	—
Switzerland	—	18,575,454	—
United Kingdom	8,486,160	179,330,542	—
United States	1,609,101,285	—	—
Preferred Stock
Sweden	—	—	1,023,877
Warrants
Hong Kong	954,596	—	—
Affiliated Money Market Mutual Fund	73,203,822	—	—

Total	$1,948,653,508	$1,619,170,278	$1,023,877

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2014 was as follows:

Retail REITs	21.2%
Diversified Real Estate Activities	17.5
Diversified REITs	13.4
Office REITs	10.2
Real Estate Operating Companies	7.8
Residential REITs	7.4
Industrial REITs	6.3
Health Care REITs	5.2
Hotel & Resort REITs	3.6
Specialized REITs	3.4
Affiliated Money Market Mutual Fund (including 1.6% of collateral for securities on loan)	2.1
Real Estate Development	1.8
Hotels, Resorts & Cruise Lines	1.2

101.1
Liabilities in excess of other assets	(1.1)

100.0%

Prudential Long-Short Equity Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.2%
COMMON STOCKS
Aerospace & Defense — 2.4%
Engility Holdings, Inc.*	2,100	$80,346
Hexcel Corp.*	2,400	98,160
Huntington Ingalls Industries, Inc.	1,200	113,508
Northrop Grumman Corp.	1,000	119,630
Raytheon Co.	800	73,800

		485,444

Airlines — 1.2%
Copa Holdings SA (Class A Stock) (Panama)	200	28,514
Republic Airways Holdings, Inc.*	9,500	102,980
Southwest Airlines Co.	4,200	112,812

		244,306

Auto Components — 0.5%
Gentex Corp.	3,400	98,906

Automobiles — 0.5%
Thor Industries, Inc.	1,700	96,679

Banks — 2.7%
Fulton Financial Corp.	8,400	104,076
KeyCorp	7,900	113,207
Regions Financial Corp.	10,800	114,696
Wells Fargo & Co.	2,600	136,656
WesBanco, Inc.	2,700	83,808

		552,443

Beverages — 2.0%
Coca-Cola Enterprises, Inc.	2,300	109,894
Monster Beverage Corp.*	1,500	106,545
PepsiCo, Inc.(a)	2,100	187,614

		404,053

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.*	790	123,437
Amgen, Inc.	600	71,022
Biogen Idec, Inc.*	500	157,655
Gilead Sciences, Inc.*(a)	2,200	182,402
Ligand Pharmaceuticals, Inc.*	1,200	74,748
United Therapeutics Corp.*	1,100	97,339

		706,603

Building Products — 1.3%
American Woodmark Corp.*	3,200	101,984
Patrick Industries, Inc.*	2,600	121,134
Universal Forest Products, Inc.	700	33,789

		256,907

Capital Markets — 2.1%
Ameriprise Financial, Inc.	1,000	120,000
BGC Partners, Inc. (Class A Stock)	5,200	38,688
Goldman Sachs Group, Inc. (The)	310	51,906
KCG Holdings, Inc. (Class A Stock)*	7,200	85,536
Piper Jaffray Cos.*	1,200	62,124
Waddell & Reed Financial, Inc. (Class A Stock)	1,100	68,849

		427,103

Chemicals — 1.7%
Cytec Industries, Inc.	1,000	105,420
Schulman, (A.), Inc.	2,900	112,230
Tredegar Corp.	1,100	25,751
Westlake Chemical Corp.	1,300	108,888

		352,289

Commercial Services & Supplies — 1.3%
Performant Financial Corp.*	10,500	106,050
Steelcase, Inc. (Class A Stock)	2,300	34,799
Waste Connections, Inc.	1,200	58,260
West Corp.	2,500	67,000

		266,109

Communications Equipment — 2.5%
CommScope Holding Co., Inc.*	3,700	85,581
Harmonic, Inc.*	1,300	9,698
Plantronics, Inc.	2,200	105,710
QUALCOMM, Inc.(a)	2,600	205,920
Riverbed Technology, Inc.*	5,000	103,150

		510,059

Construction & Engineering — 0.5%
MYR Group, Inc.*	4,000	101,320

Construction Materials — 0.2%
United States Lime & Minerals, Inc.	600	38,880

Consumer Finance — 0.5%
Nelnet, Inc. (Class A Stock)	2,400	99,432

Diversified Consumer Services — 0.5%
Grand Canyon Education, Inc.*	2,300	105,731

Diversified Financial Services — 0.4%
Compass Diversified Holdings	4,300	78,045

Diversified Telecommunication Services — 1.2%
Enventis Corp.	1,600	25,344
Inteliquent, Inc.	6,800	94,316
Intelsat SA*	800	15,072
Level 3 Communications, Inc.*	2,300	100,993

		235,725

Electric Utilities — 0.6%
Duke Energy Corp.	1,500	111,285

Electrical Equipment — 1.4%
AMETEK, Inc.	1,700	88,876
EnerSys	1,300	89,427
Powell Industries, Inc.	1,600	104,608

		282,911

Electronic Equipment, Instruments & Components — 1.0%
Agilysys, Inc.*	500	7,040
CTS Corp.	2,500	46,750
Ingram Micro, Inc. (Class A Stock)*	3,600	105,156
PC Connection, Inc.	2,400	49,632

		208,578

Energy Equipment & Services — 2.7%
Baker Hughes, Inc.	1,700	126,565
Bolt Technology Corp.	1,600	29,360
Era Group, Inc.*	3,400	97,512
Gulf Island Fabrication, Inc.	1,500	32,280

Helmerich & Payne, Inc.	1,000	116,110
RPC, Inc.	1,600	37,584
Unit Corp.*	1,600	110,128

		549,539

Food & Staples Retailing — 0.5%
Kroger Co. (The)	1,400	69,202
Wal-Mart Stores, Inc.	500	37,535

		106,737

Food Products — 1.3%
Cal-Maine Foods, Inc.	1,300	96,616
Omega Protein Corp.*	4,900	67,032
Pilgrim’s Pride Corp.*	400	10,944
Tyson Foods, Inc. (Class A Stock)	2,600	97,604

		272,196

Gas Utilities — 0.5%
AGL Resources, Inc.	2,000	110,060

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	3,500	143,150
Anika Therapeutics, Inc.*	2,200	101,926
Atrion Corp.	200	65,200
Becton, Dickinson and Co.	1,000	118,300
Boston Scientific Corp.*	8,500	108,545
Exactech, Inc.*	1,400	35,322
Globus Medical, Inc. (Class A Stock)*	4,100	98,072
Greatbatch, Inc.*	2,100	103,026

		773,541

Health Care Providers & Services — 2.4%
Aetna, Inc.	1,500	121,620
Almost Family, Inc.*	2,000	44,160
Cigna Corp.	1,300	119,561
Health Net, Inc.*	3,400	141,236
Humana, Inc.	400	51,088

		477,665

Health Care Technology — 0.6%
Cerner Corp.*	400	20,632
Omnicell, Inc.*	3,800	109,098

		129,730

Hotels, Restaurants & Leisure — 2.4%
DineEquity, Inc.	900	71,541
Jack in the Box, Inc.	1,300	77,792
Panera Bread Co. (Class A Stock)*	600	89,898
Wyndham Worldwide Corp.	1,500	113,580
Yum! Brands, Inc.	1,600	129,920

		482,731

Household Durables — 0.6%
Cavco Industries, Inc.*	1,300	110,890

Household Products — 0.8%
Kimberly-Clark Corp.	1,100	122,342
Procter & Gamble Co. (The)	500	39,295

		161,637

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	4,800	74,640
Calpine Corp.*	1,000	23,810

		98,450

Industrial Conglomerates — 1.3%
General Electric Co.(a)	10,200	268,056

Insurance — 2.2%
Aflac, Inc.	1,900	118,275
American Financial Group, Inc.	700	41,692
Fidelity & Guaranty Life	3,900	93,366
Hallmark Financial Services, Inc.*	2,800	30,100
National Western Life Insurance Co. (Class A Stock)	200	49,882
Unum Group	3,100	107,756

		441,071

Internet & Catalog Retail — 0.5%
Liberty Ventures (Class A Stock)*	1,400	103,320

Internet Software & Services — 4.4%
eBay, Inc.*	2,000	100,120
Facebook, Inc. (Class A Stock)*(a)	2,900	195,141
Google, Inc. (Class A Stock)*	200	116,934
LogMeIn, Inc.*	2,300	107,226
NIC, Inc.	5,800	91,930
Reis, Inc.	1,100	23,188
TechTarget, Inc.*	4,400	38,808
Travelzoo, Inc.*	4,100	79,335
XO Group, Inc.*	3,600	43,992
Yahoo!, Inc.*	2,300	80,799

		877,473

IT Services — 1.3%
Datalink Corp.*	4,900	49,000
DST Systems, Inc.	1,100	101,387
ExlService Holdings, Inc.*	3,500	103,075

		253,462

Leisure Products — 0.5%
Polaris Industries, Inc.	800	104,192

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	1,900	101,688

Machinery — 2.3%
Blount International, Inc.*	8,100	114,291
Caterpillar, Inc.	500	54,335
Gorman-Rupp Co. (The)	1,700	60,129
Harsco Corp.	1,900	50,597
Illinois Tool Works, Inc.	600	52,536
Parker Hannifin Corp.	280	35,204
Toro Co. (The)	1,600	101,760

		468,852

Media — 3.6%
Comcast Corp. (Class A Stock)(a)	3,600	193,248
Omnicom Group, Inc.	1,300	92,586
Starz (Class A Stock)*	3,300	98,307
Time Warner, Inc.	2,000	140,500
Time, Inc.*	250	6,055
Walt Disney Co. (The)(a)	2,200	188,628

		719,324

Metals & Mining — 1.3%
Alcoa, Inc.	400	5,956
Compass Minerals International, Inc.	1,100	105,314
Globe Specialty Metals, Inc.	5,000	103,900
Olympic Steel, Inc.	1,500	37,125

		252,295

Multiline Retail — 0.5%
Macy’s, Inc.	1,900	110,238

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	2,900	118,291

Oil, Gas & Consumable Fuels — 9.9%
Adams Resources & Energy, Inc.	500	39,065
Callon Petroleum Co.*	1,100	12,815
Chesapeake Energy Corp.	3,800	118,104
ConocoPhillips	2,000	171,460
CONSOL Energy, Inc.	2,400	110,568
EOG Resources, Inc.	1,300	151,918
EQT Corp.	1,100	117,590
Exxon Mobil Corp.(a)	3,800	382,584
Hess Corp.	1,300	128,557
Laredo Petroleum, Inc.*	2,700	83,646
ONEOK, Inc.	1,700	115,736
Phillips 66	1,200	96,516
Pioneer Natural Resources Co.	160	36,770
REX American Resources Corp.*	1,500	109,965
SM Energy Co.	2,400	201,840
Valero Energy Corp.	2,000	100,200
Whiting Petroleum Corp.*	300	24,075

		2,001,409

Pharmaceuticals — 5.1%
Actavis PLC*	600	133,830
Akorn, Inc.*	3,400	113,050
Bristol-Myers Squibb Co.	2,800	135,828
Johnson & Johnson(a)	2,800	292,936
Lannett Co., Inc.*	2,400	119,088
Merck & Co., Inc.	100	5,785
Pfizer, Inc.(a)	7,500	222,600

		1,023,117

Professional Services — 0.9%
Resources Connection, Inc.	6,700	87,837
TrueBlue, Inc.*	3,600	99,252

		187,089

Real Estate Investment Trusts (REITs) — 2.8%
AG Mortgage Investment Trust, Inc.	5,200	98,436
American Tower Corp.	1,400	125,972
Apollo Residential Mortgage, Inc.	6,000	100,320
Chambers Street Properties	12,700	102,108
Chatham Lodging Trust	3,400	74,460
Franklin Street Properties Corp.	5,200	65,416

		566,712

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	1,800	57,672

Road & Rail — 1.4%
CSX Corp.	800	24,648
Old Dominion Freight Line, Inc.*	1,600	101,888
Union Pacific Corp.	1,600	159,600

		286,136

Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	2,100	113,547
Avago Technologies Ltd. (Singapore)	600	43,242
Diodes, Inc.*	1,200	34,752
Integrated Device Technology, Inc.*	7,600	117,496
Integrated Silicon Solution, Inc.*	7,100	104,867
Intel Corp.(a)	6,900	213,210
Kulicke & Soffa Industries, Inc. (Singapore)*	5,500	78,430
Marvell Technology Group Ltd.	1,900	27,227
MaxLinear, Inc. (Class A Stock)*	6,800	68,476
Pericom Semiconductor Corp.*	3,400	30,736
RF Micro Devices, Inc.*	900	8,631
Silicon Image, Inc.*	2,200	11,088
Skyworks Solutions, Inc.	2,400	112,704
Texas Instruments, Inc.	2,900	138,591

		1,102,997

Software — 4.4%
AVG Technologies NV*	5,000	100,650
CA, Inc.	3,700	106,338
Manhattan Associates, Inc.*	3,000	103,290
Microsoft Corp.(a)	4,300	179,310
Oracle Corp.	4,600	186,438
Solera Holdings, Inc.	1,500	100,725
Symantec Corp.	5,000	114,500

		891,251

Specialty Retail — 2.7%
Bed Bath & Beyond, Inc.*	200	11,476
Best Buy Co., Inc.	2,700	83,727
DSW, Inc. (Class A Stock)	2,200	61,468
Gap, Inc. (The)	2,600	108,082
Haverty Furniture Cos., Inc.	4,000	100,520
Ross Stores, Inc.	1,600	105,808
Shoe Carnival, Inc.	3,200	66,080

		537,161

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.(a)	2,405	223,497
Hewlett-Packard Co.	4,200	141,456
Lexmark International, Inc. (Class A Stock)	2,300	110,768

		475,721

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.	1,400	96,502
Michael Kors Holdings Ltd.*	1,700	150,705
Steven Madden Ltd.*	3,200	109,760
VF Corp.	400	25,200

		382,167

Tobacco — 0.5%
Philip Morris International, Inc.	1,200	101,172

Trading Companies & Distributors — 0.3%
United Rentals, Inc.*	500	52,365

TOTAL LONG-TERM INVESTMENTS (cost $19,875,694)		20,419,215

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $153,629)(b)	153,629	153,629

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 102.0% (cost $20,029,323)(d)		20,572,844

SECURITIES SOLD SHORT(c) — (60.6)%
COMMON STOCKS
Aerospace & Defense — (1.7)%
Astronics Corp.*	1,100	(62,095)
Kratos Defense & Security Solutions, Inc.*	11,500	(89,700)
LMI Aerospace, Inc.*	3,100	(40,548)
Textron, Inc.	4,100	(156,989)

		(349,332)

Air Freight & Logistics — (0.8)%
UTi Worldwide, Inc.*	4,400	(45,496)
XPO Logistics, Inc.*	4,000	(114,480)

		(159,976)

Automobiles — (0.3)%
General Motors Co.	1,700	(61,710)

Banks — (0.9)%
BancorpSouth, Inc.	400	(9,828)
Cardinal Financial Corp.	5,700	(105,222)
Iberiabank Corp.	300	(20,757)
UMB Financial Corp.	700	(44,373)

		(180,180)

Biotechnology — (1.4)%
AMAG Pharmaceuticals, Inc.*	3,300	(68,376)
Cepheid, Inc.*	1,900	(91,086)
Halozyme Therapeutics, Inc.*	7,300	(72,124)
Momenta Pharmaceuticals, Inc.*	4,700	(56,776)

		(288,362)

Building Products — (1.7)%
Armstrong World Industries, Inc.*	100	(5,743)
NCI Building Systems, Inc.*	5,800	(112,694)
Owens Corning	2,400	(92,832)
Ply Gem Holdings, Inc.*	4,800	(48,480)
Trex Co., Inc.*	3,200	(92,224)

		(351,973)

Capital Markets — (0.5)%
FXCM, Inc. (Class A Stock)	7,400	(110,704)

Chemicals — (0.9)%
American Vanguard Corp.	3,900	(51,558)
Flotek Industries, Inc.*	2,300	(73,968)
Landec Corp.*	4,300	(53,707)

		(179,233)

Commercial Services & Supplies — (1.0)%
Healthcare Services Group, Inc.	3,300	(97,152)
Heritage-crystal Clean, Inc.*	1,800	(35,334)
InnerWorkings, Inc.*	7,600	(64,600)
McGrath RentCorp	200	(7,350)

		(204,436)

Communications Equipment — (1.0)%
Applied Optoelectronics, Inc.*	4,300	(99,760)
Ixia*	1,000	(11,430)
Procera Networks, Inc.*	9,100	(91,819)

		(203,009)

Construction & Engineering — (0.6)%
Furmanite Corp.*	600	(6,984)
Granite Construction, Inc.	2,800	(100,744)
Northwest Pipe Co.*	200	(8,066)

		(115,794)

Consumer Finance — (0.2)%
Consumer Portfolio Services, Inc.*	4,200	(32,004)

Containers & Packaging — (0.9)%
MeadWestvaco Corp.	4,100	(181,466)

Diversified Consumer Services — (1.0)%
Houghton Mifflin Harcourt Co.*	5,600	(107,296)
Sotheby’s	2,400	(100,776)

		(208,072)

Diversified Financial Services — (0.3)%
Intercontinental Exchange, Inc.	300	(56,670)

Diversified Telecommunication Services — (0.4)%
General Communication, Inc. (Class A Stock)*	7,800	(86,424)

Electrical Equipment
PowerSecure International, Inc.*	700	(6,818)

Electronic Equipment, Instruments & Components — (0.8)%
Knowles Corp.*	2,600	(79,924)
Maxwell Technologies, Inc.,*	4,800	(72,624)
MTS Systems Corp.	100	(6,776)

		(159,324)

Energy Equipment & Services — (1.7)%
Atwood Oceanics, Inc.*	900	(47,232)
Dresser-Rand Group, Inc.*	1,600	(101,968)
McDermott International, Inc.*	14,000	(113,260)
Natural Gas Services Group, Inc.*	2,200	(72,732)

		(335,192)

Food & Staples Retailing
Chefs’ Warehouse, Inc. (The)*	500	(9,885)

Food Products — (1.4)%
Darling Ingredients, Inc.*	5,200	(108,680)
Dean Foods Co.	4,000	(70,360)
Post Holdings, Inc.*	2,000	(101,820)

		(280,860)

Gas Utilities — (0.5)%
Northwest Natural Gas Co.	2,200	(103,730)

Health Care Equipment & Supplies — (2.6)%
Cynosure, Inc. (Class A Stock)*	2,700	(57,375)
Haemonetics Corp.*	600	(21,168)
Insulet Corp.*	2,700	(107,109)

Intuitive Surgical, Inc.*	340	(140,012)
Quidel Corp.*	2,600	(57,486)
Volcano Corp.,*	5,600	(98,616)
Zeltiq Aesthetics, Inc.*	3,400	(51,646)

		(533,412)

Health Care Providers & Services — (2.6)%
Air Methods Corp.*	200	(10,330)
BioScrip, Inc.*	13,100	(109,254)
Brookdale Senior Living, Inc.*	5,400	(180,036)
Community Health Systems, Inc.*	300	(13,611)
ExamWorks Group, Inc.*	3,500	(111,055)
Tenet Healthcare Corp.*	2,100	(98,574)

		(522,860)

Health Care Technology — (0.8)%
HMS Holdings Corp.*	5,300	(108,173)
Vocera Communications, Inc.*	4,400	(58,080)

		(166,253)

Hotels, Restaurants & Leisure — (2.0)%
Bob Evans Farms, Inc.	1,100	(55,055)
Boyd Gaming Corp.*	9,200	(111,596)
Hilton Worldwide Holdings, Inc.*	8,800	(205,040)
Ignite Restaurant Group, Inc.*	1,500	(21,840)

		(393,531)

Household Durables — (0.9)%
Beazer Homes USA, Inc.*	5,100	(106,998)
MDC Holdings, Inc.	2,700	(81,783)

		(188,781)

Household Products — (0.3)%
Spectrum Brands Holdings, Inc.	800	(68,824)

Insurance — (0.9)%
Ambac Financial Group, Inc.*	1,600	(43,696)
Markel Corp.*	200	(131,128)

		(174,824)

Internet Software & Services — (2.5)%
comScore, Inc.*	3,100	(109,988)
E2open, Inc.*	5,000	(103,350)
Marketo, Inc.*	4,000	(116,320)
Twitter, Inc.*	2,900	(118,813)
Yelp, Inc.*	800	(61,344)

		(509,815)

IT Services — (1.0)%
Alliance Data Systems Corp.*	700	(196,875)
Luxoft Holding, Inc.*	400	(14,424)

		(211,299)

Life Sciences Tools & Services — (0.3)%
Cambrex Corp.*	2,700	(55,890)

Machinery — (1.8)%
Chart Industries, Inc.*	1,300	(107,562)
EnPro Industries, Inc.*	1,400	(102,424)
FreightCar America, Inc.	3,800	(95,152)
Titan International, Inc.	3,700	(62,234)

		(367,372)

Media — (3.5)%
AMC Networks, Inc. (Class A Stock)*	1,500	(92,235)
Charter Communications, Inc. (Class A Stock)*	700	(110,866)
DreamWorks Animation SKG, Inc. (Class A Stock)*	3,600	(83,736)
Gray Television, Inc.*	1,800	(23,634)
Liberty Global PLC (Class C Stock) (United Kingdom)*	3,900	(165,009)
MDC Partners, Inc. (Class A Stock)	500	(10,745)
National CineMedia, Inc.	6,000	(105,060)
Nexstar Broadcasting Group, Inc. (Class A Stock)	2,200	(113,542)

		(704,827)

Metals & Mining — (1.1)%
Freeport-McMoRan Copper & Gold, Inc.	4,100	(149,650)
Horsehead Holding Corp.*	3,400	(62,084)

		(211,734)

Multiline Retail — (0.4)%
Family Dollar Stores, Inc.	1,100	(72,754)

Multi-Utilities — (0.7)%
TECO Energy, Inc.	7,400	(136,752)

Oil, Gas & Consumable Fuels — (4.7)%
Antero Resources Corp*	2,600	(170,638)
Bill Barrett Corp.*	1,800	(48,204)
Kodiak Oil & Gas Corp.*	8,000	(116,400)
Northern Oil and Gas, Inc.*	6,500	(105,885)
Penn Virginia Corp.*	6,100	(103,395)
Sanchez Energy Corp.*	2,900	(109,011)
Scorpio Tankers, Inc.	2,800	(28,476)
Stone Energy Corp.*	2,000	(93,580)
Triangle Petroleum Corp.*	9,700	(113,975)
W&T Offshore, Inc.	3,000	(49,110)

		(938,674)

Pharmaceuticals — (0.8)%
Auxilium Pharmaceuticals, Inc.*	4,400	(88,264)
AVANIR Pharmaceuticals, Inc.*	6,900	(38,916)
Pernix Therapeutics Holdings, Inc.*	1,600	(14,368)
Tetraphase Pharmaceuticals, Inc.*	800	(10,792)

		(152,340)

Professional Services — (1.2)%
Advisory Board Co. (The)*	2,000	(103,600)
Mistras Group, Inc.*	2,500	(61,300)
WageWorks, Inc.*	1,400	(67,494)

		(232,394)

Real Estate Investment Trusts (REITs) — (2.9)%
Glimcher Realty Trust	5,300	(57,399)
NorthStar Realty Finance Corp.	12,200	(212,036)
UMH Properties, Inc.	3,700	(37,111)
Washington Real Estate Investment Trust	3,000	(77,940)
Weyerhaeuser Co.	6,100	(201,849)

		(586,335)

Road & Rail — (0.4)%
Heartland Express, Inc.	500	(10,670)

Roadrunner Transportation Systems, Inc.*	2,200	(61,820)

		(72,490)

Semiconductors & Semiconductor Equipment — (2.6)%
Applied Micro Circuits Corp.,*	10,800	(116,748)
Exar Corp.*	8,800	(99,440)
Spansion, Inc. (Class A Stock)*	5,300	(111,671)
SunEdison, Inc.*	5,100	(115,260)
Ultratech, Inc.*	3,900	(86,502)

		(529,621)

Software — (2.7)%
Cadence Design Systems, Inc.*	11,600	(202,884)
FleetMatics Group PLC*	3,000	(97,020)
Rally Software Development Corp.*	6,200	(67,518)
Rosetta Stone, Inc.*	6,700	(65,124)
Silver Spring Networks, Inc.*	8,300	(110,639)

		(543,185)

Specialty Retail — (2.6)%
Advance Auto Parts, Inc.	800	(107,936)
American Eagle Outfitters, Inc.	3,500	(39,270)
Cabela’s, Inc.*	1,500	(93,600)
Men’s Wearhouse, Inc. (The)	1,500	(83,700)
Pep Boys-Manny Moe & Jack (The)*	9,700	(111,162)
Sonic Automotive, Inc. (Class A Stock)	3,000	(80,040)
Tiffany & Co.	100	(10,025)

		(525,733)

Technology Hardware, Storage & Peripherals — (1.5)%
Cray, Inc.*	3,600	(95,760)
Fusion-io, Inc.*	8,300	(93,790)
Silicon Graphics International Corp.*	11,200	(107,744)

		(297,294)

Textiles, Apparel & Luxury Goods — (0.2)%
PVH Corp.	270	(31,482)

Thrifts & Mortgage Finance — (1.0)%
EverBank Financial Corp.	5,000	(100,800)
Ocwen Financial Corp.,*	2,900	(107,590)

		(208,390)

Trading Companies & Distributors — (0.5)%
TAL International Group, Inc.*	2,200	(97,592)

Water Utilities — (0.1)%
California Water Service Group	600	(14,520)

TOTAL SECURITIES SOLD SHORT (proceeds received $11,773,534)		(12,214,132)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 41.4% (cost $8,255,789)(d)		8,358,712
Other assets in excess of liabilities — 58.6%		11,812,006

NET ASSETS — 100.0%		$20,170,718

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $2,935,146.

(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The aggregate value of securities sold short is $12,214,132. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $14,705,636, exceeds the value of securities sold short as of June 30, 2014. Securities sold short are subject to contractual netting arrangements.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$20,029,323

Appreciation	709,909
Depreciation	(166,388)

Net Unrealized Appreciation	$543,521

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$485,444	$—	$—
Airlines	244,306	—	—
Auto Components	98,906	—	—
Automobiles	96,679	—	—
Banks	552,443	—	—
Beverages	404,053	—	—
Biotechnology	706,603	—	—
Building Products	256,907	—	—
Capital Markets	427,103	—	—
Chemicals	352,289	—	—
Commercial Services & Supplies	266,109	—	—
Communications Equipment	510,059	—	—
Construction & Engineering	101,320	—	—
Construction Materials	38,880	—	—
Consumer Finance	99,432	—	—
Diversified Consumer Services	105,731	—	—
Diversified Financial Services	78,045	—	—
Diversified Telecommunication Services	235,725	—	—
Electric Utilities	111,285	—	—
Electrical Equipment	282,911	—	—
Electronic Equipment, Instruments & Components	208,578	—	—
Energy Equipment & Services	549,539	—	—
Food & Staples Retailing	106,737	—	—
Food Products	272,196	—	—
Gas Utilities	110,060	—	—
Health Care Equipment & Supplies	773,541	—	—
Health Care Providers & Services	477,665	—	—
Health Care Technology	129,730	—	—
Hotels, Restaurants & Leisure	482,731	—	—
Household Durables	110,890	—	—
Household Products	161,637	—	—
Independent Power & Renewable Electricity Producers	98,450	—	—
Industrial Conglomerates	268,056	—	—
Insurance	441,071	—	—
Internet & Catalog Retail	103,320	—	—
Internet Software & Services	877,473	—	—
IT Services	253,462	—	—
Leisure Products	104,192	—	—

Life Sciences Tools & Services	101,688	—	—
Machinery	468,852	—	—
Media	719,324	—	—
Metals & Mining	252,295	—	—
Multiline Retail	110,238	—	—
Multi-Utilities	118,291	—	—
Oil, Gas & Consumable Fuels	2,001,409	—	—
Pharmaceuticals	1,023,117	—	—
Professional Services	187,089	—	—
Real Estate Investment Trusts (REITs)	566,712	—	—
Real Estate Management & Development	57,672	—	—
Road & Rail	286,136	—	—
Semiconductors & Semiconductor Equipment	1,102,997	—	—
Software	891,251	—	—
Specialty Retail	537,161	—	—
Technology Hardware, Storage & Peripherals	475,721	—	—
Textiles, Apparel & Luxury Goods	382,167	—	—
Tobacco	101,172	—	—
Trading Companies & Distributors	52,365	—	—
Affiliated Money Market Mutual Fund	153,629	—	—
Securities Sold Short - Common Stocks
Aerospace & Defense	(349,332)	—	—
Air Freight & Logistics	(159,976)	—	—
Automobiles	(61,710)	—	—
Banks	(180,180)	—	—
Biotechnology	(288,362)	—	—
Building Products	(351,973)	—	—
Capital Markets	(110,704)	—	—
Chemicals	(179,233)	—	—
Commercial Services & Supplies	(204,436)	—	—
Communications Equipment	(203,009)	—	—
Construction & Engineering	(115,794)	—	—
Consumer Finance	(32,004)	—	—
Containers & Packaging	(181,466)	—	—
Diversified Consumer Services	(208,072)	—	—
Diversified Financial Services	(56,670)	—	—
Diversified Telecommunication Services	(86,424)	—	—
Electrical Equipment	(6,818)	—	—
Electronic Equipment, Instruments & Components	(159,324)	—	—
Energy Equipment & Services	(335,192)	—	—
Food & Staples Retailing	(9,885)	—	—
Food Products	(280,860)	—	—
Gas Utilities	(103,730)	—	—
Health Care Equipment & Supplies	(533,412)	—	—
Health Care Providers & Services	(522,860)	—	—
Health Care Technology	(166,253)	—	—
Hotels, Restaurants & Leisure	(393,531)	—	—
Household Durables	(188,781)	—	—
Household Products	(68,824)	—	—
Insurance	(174,824)	—	—
Internet Software & Services	(509,815)	—	—
IT Services	(211,299)	—	—
Life Sciences Tools & Services	(55,890)	—	—
Machinery	(367,372)	—	—
Media	(704,827)	—	—
Metals & Mining	(211,734)	—	—
Multiline Retail	(72,754)	—	—
Multi-Utilities	(136,752)	—	—
Oil, Gas & Consumable Fuels	(938,674)	—	—
Pharmaceuticals	(152,340)	—	—
Professional Services	(232,394)	—	—
Real Estate Investment Trusts (REITs)	(586,335)	—	—
Road & Rail	(72,490)	—	—
Semiconductors & Semiconductor Equipment	(529,621)	—	—

Software	(543,185)	—	—
Specialty Retail	(525,733)	—	—
Technology Hardware, Storage & Peripherals	(297,294)	—	—
Textiles, Apparel & Luxury Goods	(31,482)	—	—
Thrifts & Mortgage Finance	(208,390)	—	—
Trading Companies & Distributors	(97,592)	—	—
Water Utilities	(14,520)	—	—

Total	$8,358,712	$—	$—

Prudential Short Duration Muni High Income Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.3%
Arizona — 1.6%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B	0.966	%(a)	01/01/37	500	$429,385

California — 14.7%
ABAG Finance Authority for Nonprofit Corps., Revenue, Sharp Healthcare, Series A	5.000%		08/01/19	100	116,836
California Statewide Communities Development Authority, Revenue, St. Joseph, Assured Guaranty Municipal Corp.	4.500%		07/01/18	645	688,576
City of Fontana Sierra Hills, Specialty Tax, RFDG	4.000%		09/01/19	385	419,527
City of La Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000%		05/15/18	225	241,182
Golden State Tobacco Securitization Corp., Revenue, RFDG, Asset-Backed, Series A-1	4.500%		06/01/27	750	665,310
Long Beach Bond Finance Authority, Natural Gas, Revenue, Libor Index, Series B	1.599	%(a)	11/15/27	700	639,002
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%		11/15/17	150	165,802
Los Angeles County Regional Financing Authority, CA MTG INS, Revenue, Montecedro, Inc., Series B-1	3.000%		11/15/21	200	203,452
Los Angeles Regional Airports Improvement Corp., American Airlines Group, Inc., Revenue, Series C, AMT	7.500%		12/01/24	215	217,675
Los Angeles Regional Airports Improvement Corp., American Airlines, Inc., Revenue, Facilities Sublease, Series B, AMT, RFDG	7.500%		12/01/24	95	96,182
Southern California Public Power Authority Natural Gas Project, Revenue, Libor Project No.1, Series A	1.621	%(a)	11/01/38	500	418,465

					3,872,009

Colorado — 1.7%
City and County of Denver Airport System, Revenue, Series A	5.000%		11/15/19	290	339,810
Colorado Health Facilities Authority, Revenue, Catholic Health Initiatives, Series A, RFDG	5.000%		07/01/19	100	116,232

					456,042

Florida — 3.5%
Broward County Airport System, Revenue, Series Q-1	5.000%		10/01/19	600	698,412
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, RFDG	6.750%		06/01/24	200	221,328

					919,740

Georgia — 3.3%
Coffee County Hospital Authority/Coffee Regional Medical Center, Revenue, Series PJ, RFDG	5.000%		12/01/15	250	252,357
Monroe County Development Authority, Revenue, Power Co. Plant (Mandatory Put Date 06/13/19)	2.000%		07/01/25	500	501,175
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, RFDG	5.500%		01/01/20	120	130,606

					884,138

Hawaii — 2.9%
State of Hawaii Department of Budget & Finance, Revenue, Electric Co., & Subsidiaries, Series A, AMT, FGIC, RFDG	4.800%		01/01/25	750	761,550

Illinois — 7.8%
Chicago Board of Education, Dedicated Revenues, Series B, General Obligation, AMBAC, RFDG	5.000%		12/01/18	100	112,754

Chicago Board of Education, National Public Finance Guarantee Corp., Series A., General Obligation, RFDG	5.000%	12/01/18	160	180,406
City of Chicago, Project & RFDG, Series A, General Obligation AMBAC	5.000%	01/01/20	270	290,088
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, RFDG (Mandatory Put Date 02/12/20)	5.000%	11/01/30	350	406,105
Illinois Finance Authority, Revenue, Central DuPage Health, Series B, RFDG	4.500%	11/01/19	75	84,589
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGC, RFDG	4.500%	05/15/20	200	211,300
State of Illinois, Revenue, General Obligation, AGC, RFDG	4.000%	01/01/20	500	543,160
State of Illinois, Revenue, General Obligation, RFDG	5.000%	02/01/20	210	236,389

				2,064,791

Iowa — 2.8%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, RFDG	5.000%	12/01/19	550	577,907
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, RFDG	5.500%	12/01/22	150	156,372

				734,279

Kansas — 1.1%
Wyandotte County-Kansas City Unified Government Utility System, Revenue, Series A, RFDG	5.000%	09/01/19	250	291,400

Kentucky — 0.6%
Warren County Hospital Facility, Revenue, Series A, RFDG	5.000%	08/01/21	150	161,269

Louisiana — 3.3%
New Orleans Sewerage Service, Revenue, RFDG	5.000%	06/01/19	400	457,496
New Orleans Sewerage Service, Revenue, RFDG	5.000%	06/01/20	350	402,013

				859,509

Maryland — 0.9%
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, RFDG	5.000%	07/01/20	100	114,697
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, RFDG	5.000%	07/01/21	100	113,708

				228,405

Michigan — 2.1%
Michigan Finance Authority, Revenue, Local Government Loan Program, RFDG	4.000%	07/01/18	500	545,535

Minnesota — 0.8%
Shakopee Healthcare Facility, Revenue, RFDG	5.000%	09/01/19	185	212,315

Missouri — 2.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, RFDG	2.150%	02/01/19	500	500,020
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, RFDG	5.000%	05/01/19	125	141,320

				641,340

Nevada — 2.2%
Clark County Nevada Airport Department of Aviation, Fuel Tax, Series A, AMT, RFDG	5.000%	07/01/21	500	571,745

New Jersey — 14.4%
New Jersey Economic Development Authority, Revenue, Lions Gate Project, RFDG	3.625%	01/01/19	405	409,491
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, RFDG	5.000%	09/01/18	330	375,256
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, RFDG	5.000%	03/01/19	150	171,287
New Jersey Health Care Facilities Financing Authority, Revenue, Barnabas Health Services, Series A, RFDG	5.000%	07/01/23	500	572,410
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, RFDG	5.000%	07/01/19	150	167,832
New Jersey State Turnpike Authority, Revenue, Series 2012B, RFDG	5.000%	01/01/20	700	818,685
Salem County Pollution Control Financing Authority, Revenue, Chambers Project, Series A, AMT, RFDG	5.000%	12/01/23	500	556,930
Tobacco Settlement Finance Corp., Revenue, Asset-Backed, Series 1A	4.500%	06/01/23	750	725,978

				3,797,869

New York — 1.9%
New York City Industrial Development Agency Revenue, Jetblue Airways Corp. Project, AMT	5.125%	05/15/30	500	499,960

North Dakota — 2.0%
Burleigh County Healthcare St. Alexius, Revenue, Series A, RFDG	4.000%	07/01/20	500	539,690

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%	06/01/24	250	211,290
Ohio State Water Development Authority, Revenue, First Energy Nuclear, RFDG (Mandatory Put Date 06/03/19)	4.000%	12/01/33	685	722,559

				933,849

Oklahoma — 1.3%
Oklahoma Development Finance Authority, Waste Management, Inc., Revenue, Solid Waste Disposable, Series A	2.375%	12/01/21	350	349,618

Pennsylvania — 1.0%
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health System, Series B, RFDG	5.500%	07/01/26	250	255,820

Puerto Rico — 4.9%
Puerto Rico Commonwealth, Revenue, Series A, General Obligation, AGC, RFDG	5.000%	07/01/16	200	207,530
Puerto Rico Highways & Transportation Authority, Revenue, Series J, FGIC, RFDG	5.000%	07/01/19	165	82,502
Puerto Rico Highways & Transportation Authority, Revenue, Unrefunded, Series X, RFDG	5.500%	07/01/15	500	488,225
Puerto Rico Municipal Finance Agency, Revenue, Series B, AGC, RFDG	5.250%	07/01/16	500	519,730

				1,297,987

Texas — 5.9%
Austin TX Convention Enterprises, Inc., Revenue, XL Group PLC, First Tier, Series A, RFDG	5.250%	01/01/24	105	108,730
Decatur TX Hospital Authority Wise Regional Health Systems, Revenue, Series A, RFDG	4.000%	09/01/20	200	213,272
Decatur TX Hospital Authority Wise Regional Health Systems, Revenue, Series A, RFDG	5.000%	09/01/22	150	163,191

Decatur TX Hospital Authority Wise Regional Health Systems, Revenue, Series A, RFDG	5.000%	09/01/23	150	161,769
Houston TX Airport System United Airlines, Inc., Revenue, Series E, AMT, RFDG	4.500%	07/01/20	500	514,840
North Texas Tollway Authority, Revenue, First Tier, Series 2011B, RFDG	5.000%	01/01/20	350	402,881

				1,564,683

Washington — 0.5%
Skagit County WA Public Hospital District No. 1, Revenue	5.750%	12/01/28	130	141,976

Wisconsin — 2.2%
Public Finance Authority WI Senior Living, Temps Villa Project, Series B-3	3.750%	11/15/19	570	572,223

TOTAL LONG-TERM INVESTMENTS (cost $23,641,883)				23,587,127

SHORT-TERM INVESTMENTS — 3.2%
Puerto Rico
Puerto Rico Commonwealth Government Development Bank, Revenue, Series C, AMT, RFDG	5.250%	01/01/15	770	761,600
Puerto Rico Public Buildings Authority GTD GOC Facility, Revenue, Series M, RFDG	5.750%	07/01/14	90	89,997

TOTAL SHORT-TERM INVESTMENTS (cost $852,451)				851,597

TOTAL INVESTMENTS — 92.5% (cost $24,494,334)(b)				24,438,724
Other assets in excess of liabilities — 7.5%				1,991,154

NET ASSETS — 100.0%				$26,429,878

The following abbreviations are used in the portfolio descriptions:

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
RFDG	Refunding
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2014.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$24,494,334

Appreciation	63,909
Depreciation	(119,519)

Net Unrealized Depreciation	$(55,610)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$23,949,160	$489,564

Total	$—	$23,949,160	$489,564

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
Balance as of 05/29/14*	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	1,214
Purchases	488,350
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/14	$489,564

*	Commencement of operations.
**	Of which, $1,214 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

Prudential US Real Estate Fund

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Diversified REIT’s — 11.0%
Duke Realty Corp.	42,465	$771,165
Empire State Realty Trust, Inc. (Class A Stock)	44,022	726,363
First Potomac Realty Trust	33,569	440,425
Lexington Realty Trust	34,177	376,289
Spirit Realty Capital, Inc.	48,451	550,403
Vornado Realty Trust	7,769	829,185

		3,693,830

Health Care REIT’s — 11.2%
Aviv REIT, Inc.	12,467	351,195
HCP, Inc.	5,399	223,411
Health Care REIT, Inc.	9,636	603,888
Healthcare Realty Trust, Inc.	14,421	366,582
Healthcare Trust Of America, Inc. (Class A Stock)	23,324	280,821
LTC Properties, Inc.	3,105	121,219
Physicians Realty Trust	27,091	389,840
Ventas, Inc.	22,284	1,428,404

		3,765,360

Hotel & Resort REIT’s — 7.7%
Chesapeake Lodging Trust	17,857	539,817
Hersha Hospitality Trust	25,063	168,173
Host Hotels & Resorts, Inc.	55,255	1,216,162
Strategic Hotels & Resorts, Inc.(a)	55,960	655,292

		2,579,444

Hotels, Resorts & Cruise Lines — 2.5%
Hilton Worldwide Holdings, Inc.(a)	20,178	470,148
Starwood Hotels & Resorts Worldwide, Inc.	4,443	359,083

		829,231

Industrial REIT’s — 5.5%
First Industrial Realty Trust, Inc.	4,325	81,483
Prologis, Inc.	34,473	1,416,495
STAG Industrial, Inc.	14,857	356,717

		1,854,695

Office REIT’s — 14.1%
Alexandria Real Estate Equities, Inc.	7,204	559,318
Boston Properties, Inc.	12,991	1,535,276
Brookfield Canada Office Properties (Canada)	826	21,326
Columbia Property Trust, Inc.	10,859	282,443
Corporate Office Properties Trust	2,830	78,702
Digital Realty Trust, Inc.	4,143	241,620
Hudson Pacific Properties, Inc.	26,491	671,282
Kilroy Realty Corp.	6,997	435,773
Mack-Cali Realty Corp.	24,370	523,468
SL Green Realty Corp.	3,609	394,861

		4,744,069

Real Estate Operating Companies — 0.7%
Forest City Enterprises, Inc. (Class A Stock)(a)	11,552	229,538

Residential REIT’s — 15.0%
American Campus Communities, Inc.	11,827	452,264
AvalonBay Communities, Inc.	8,210	1,167,380
Camden Property Trust	8,612	612,744
Equity Residential	6,117	385,371

Essex Property Trust, Inc.	2,786	515,159
Post Properties, Inc.	16,060	858,568
UDR, Inc.	36,741	1,051,895

		5,043,381

Retail REIT’s — 24.2%
Brixmor Property Group, Inc.	5,856	134,395
Cedar Realty Trust, Inc.	34,248	214,050
DDR Corp.	36,937	651,199
Excel Trust, Inc.	28,724	382,891
General Growth Properties, Inc.	48,646	1,146,100
Glimcher Realty Trust	50,745	549,568
Macerich Co. (The)	10,860	724,905
Regency Centers Corp.	12,526	697,448
Simon Property Group, Inc.	21,755	3,617,422

		8,117,978

Specialized REIT’s — 6.5%
CubeSmart	15,029	275,331
Public Storage	9,132	1,564,768
Sovran Self Storage, Inc.	4,386	338,819

		2,178,918

TOTAL LONG-TERM INVESTMENTS (cost $26,850,376)		33,036,444

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $462,339)(b)	462,339	462,339

TOTAL INVESTMENTS — 99.8% (cost $27,312,715)(c)		33,498,783
Other assets in excess of liabilities — 0.2%		74,032

NET ASSETS — 100.0%		$33,572,815

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$27,639,912

Appreciation	5,866,242
Depreciation	(7,371)

Net Unrealized Appreciation	$5,858,871

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REIT’s	$3,693,830	$—	$—
Health Care REIT’s	3,765,360	—	—
Hotel & Resort REIT’s	2,579,444	—	—

Hotels, Resorts & Cruise Lines	829,231	—	—
Industrial REIT’s	1,854,695	—	—
Office REIT’s	4,744,069	—	—
Real Estate Operating Companies	229,538	—	—
Residential REIT’s	5,043,381	—	—
Retail REIT’s	8,117,978	—	—
Specialized REIT’s	2,178,918	—	—
Affiliated Money Market Mutual Fund	462,339	—	—

Total	$33,498,783	$—	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date August 19, 2014

*	Print the name and title of each signing officer under his or her signature.